CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Current assets:
Cash and cash equivalents	$ 3,069	$ 7,576
Accounts receivable, net	4	7
Inventories		10
Prepaid expenses and other current assets	316	388
Total current assets	3,385	7,981
Property and equipment, net	148	109
Other assets	121
Total assets	3,654	8,090
Current liabilities:
Accounts payable	1,363	1,376
Accrued expenses and other current liabilities	934	1,603
Total current liabilities	2,297	2,979
Long-term liabilities:
Long-term liabilities	59	39
Total liabilities	2,356	3,018
Commitments and contingencies (Note 5)
Stockholders' equity:
Series A convertible preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of January 31, 2019 and 2018, respectively
Common stock, $0.001 par value; 450,000,000 shares authorized; 218,315,296 and 160,062,509 shares issued and outstanding as of January 31, 2019 and 2018, respectively	9	160
Additional paid-in capital	79,823	66,190
Accumulated deficit	(78,534)	(61,278)
Total stockholders' equity	1,298	5,072
Total liabilities and stockholders' equity	$ 3,654	$ 8,090